Schedule of Stockholders' Equity Note, Warrants or Rights (Details)	3 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($)	Jan. 31, 2015 USD ($)
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1		$ 240,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3		$ 120,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5		$ 104,440
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6		0.75
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7		$ 120,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8		0.28
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9		$ 498,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11		$ 250,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12		0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13		$ 250,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14		0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15		$ 227,500
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16		0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17		$ 150,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18		0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19		$ 2,400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20		0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21		$ 44,164,332
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 22		0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 23		$ 6,202,098
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 24		0.075
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 25		$ 8,255,867
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 26		0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 27		$ 1,173,709
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 28		0.075
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 29		$ 985,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 30		0.20
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 31		$ 65,140,946
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 1	$ 120,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 2	0.28
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 3	498,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 4	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 5	250,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 6	0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 7	250,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 8	0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 9	227,500
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 10	0.10
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 11	150,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 12	0.25
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 13	2,400,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 14	0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 15	44,164,332
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 16	0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 17	6,202,098
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 18	0.075
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 19	8,255,867
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 20	0.15
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 21	1,173,709
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 22	0.075
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 23	985,000
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 24	0.20
Stockholders Equity Schedule Of Stockholders' Equity Note, Warrants Or Rights 25	$ 64,676,506